Intangible Assets - Summary of Changes in Company's Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	$ 314.6	$ 317.1
Additions	20.5	15.1
Business combinations	163.6
Depreciation	(21.3)	(18.0)
Effect of foreign currency exchange rate changes	1.3	0.4
Carrying amount, Ending balance	478.7	314.6
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	116.0	115.9
Business combinations	53.5
Effect of foreign currency exchange rate changes	(0.1)	0.1
Carrying amount, Ending balance	169.4	116.0
Trademark [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	136.0	136.0
Business combinations	63.5
Effect of foreign currency exchange rate changes	0.3
Carrying amount, Ending balance	199.8	136.0
Software and licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	40.9	39.1
Additions	20.5	15.1
Depreciation	(14.2)	(13.5)
Effect of foreign currency exchange rate changes		0.2
Carrying amount, Ending balance	47.2	40.9
Dealer network [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	14.6	17.9
Business combinations	46.6
Depreciation	(5.3)	(2.8)
Effect of foreign currency exchange rate changes	1.1	(0.5)
Carrying amount, Ending balance	57.0	14.6
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	7.1	8.2
Depreciation	(1.8)	(1.7)
Effect of foreign currency exchange rate changes		0.6
Carrying amount, Ending balance	$ 5.3	$ 7.1